CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Waldencast plc	Obagi Global Holdings Limited	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares Obagi Global Holdings Limited	Ordinary Shares Class A Ordinary Shares Waldencast plc	Ordinary Shares Class B Ordinary Shares Waldencast plc	Additional Paid-In Capital Waldencast plc	Additional Paid-In Capital Obagi Global Holdings Limited	Accumulated Deficit Waldencast plc	Accumulated Deficit Obagi Global Holdings Limited	Accumulated Other Comprehensive Loss Waldencast plc	Accumulated Other Comprehensive Loss Obagi Global Holdings Limited	Noncontrolling Interest Waldencast plc
Beginning balance (in shares) at Dec. 31, 2021						8,000,002,000
Beginning balance at Dec. 31, 2021			$ 39,239			$ 4,000				$ 100,113		$ (64,849)		$ (25)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (21,057)		(21,057)									(21,057)
Stock-based compensation									$ 7,736
Foreign currency translation adjustment	96		96											96
Distribution of Obagi China Business			(13,372)							(13,113)		(188)		(71)
Ending balance (in shares) at Jul. 27, 2022						8,000,002,000	8,645,000	0
Ending balance at Jul. 27, 2022		$ (61,038)	$ 4,906			$ 4,000	$ 1	$ 0	174	$ 87,000	$ (61,213)	$ (86,094)	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A ordinary shares upon release of Trust proceeds (in shares)							4,478,054
Issuance of Class A ordinary shares upon release of Trust proceeds		44,882							44,882
Issuance of common shares in connection with the FPA investment (in shares)							33,300,000
Issuance of common shares in connection with the FPA investment		333,000					$ 3		332,997
Issuance of common shares in connection with the PIPE investment (in shares)							11,800,000
Issuance of common shares in connection with the PIPE investment		118,000					$ 1		117,999
Issuance of common shares in connection with the Obagi and Milk Business Combination (in shares)							28,237,506	21,104,225
Issuance of common shares in connection with the Obagi and Milk Business Combination		477,911					$ 3	$ 2	292,250						185,656
Net loss	(120,557)	(120,557)									(95,567)				(24,990)
Stock-based compensation		7,736
Foreign currency translation adjustment		(36)											(29)		(7)
Ending balance (in shares) at Dec. 31, 2022							86,460,560	21,104,225
Ending balance at Dec. 31, 2022		799,898					$ 8	$ 2	796,038		(156,780)		(29)		160,659
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares in connection with the PIPE investment (in shares)							14,000,000
Issuance of common shares in connection with the PIPE investment		70,000					$ 1		69,999
Fees paid in connection with the PIPE		(1,068)							(1,068)
Shares exchanged (in shares)							256,672	256,672
Net loss	(105,968)	(105,968)									(89,981)				(15,987)
Stock-based compensation (in shares)							511,625
Stock-based compensation		9,235							9,235
RSU taxes paid on behalf of employees		(1,473)							(1,473)
Distribution to pay withholding taxes		(1,204)							(1,204)
Foreign currency translation adjustment	(147)	(147)											(122)		(25)
Ending balance (in shares) at Dec. 31, 2023				101,228,857	20,847,553		101,228,857	20,847,553
Ending balance at Dec. 31, 2023	769,273	769,273					$ 9	$ 2	871,527		(246,761)		(151)		144,647
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares exchanged (in shares)							10,181,025	10,181,025
Net loss	(48,648)	(48,648)									(42,443)				(6,205)
Stock-based compensation (in shares)							616,558
Stock-based compensation		9,392							9,391
RSU taxes paid on behalf of employees		(530)							(530)
Foreign currency translation adjustment	450	450											402		48
Ending balance (in shares) at Dec. 31, 2024							112,026,440	10,666,528
Ending balance at Dec. 31, 2024	$ 729,937	$ 729,937					$ 11	$ 1	$ 951,260		$ (289,204)		$ 251		$ 67,618